Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	11 Months Ended	12 Months Ended	23 Months Ended	24 Months Ended	35 Months Ended	36 Months Ended	47 Months Ended	48 Months Ended	59 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended	131 Months Ended
	Jun. 30, 2016	Jul. 22, 2015	Jun. 30, 2026	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000097933
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	$ 10,000				$ 10,806		$ 11,267		$ 11,748		$ 11,846		$ 13,969		$ 12,703		$ 13,189		$ 14,246		$ 15,056		$ 17,152
C000097932
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	10,000				10,781		11,215		11,662		11,735		13,799		12,520		12,956		13,973		14,730		16,732
C000112453
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	10,000				10,770		11,198		11,624		11,685		13,729		12,449		12,862		13,866		14,607		16,571
C000112454
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value	10,000				10,744		11,142		11,545		11,567		13,560		12,258		12,654		13,591		14,278		16,159
C000158840
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Balanced ETF Portfolio
Accumulated Value		$ 10,000		$ 9,744		$ 10,468		$ 10,869		$ 11,274		$ 11,346		$ 13,212		$ 11,997		$ 9,647		$ 10,279		$ 10,762		$ 12,036
C000097936
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderately Aggressive ETF Portfolio
Accumulated Value	10,000				11,262		12,074		12,467		12,206		15,350		13,719		14,426		16,082		16,769		20,503
C000097937
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderately Aggressive ETF Portfolio
Accumulated Value	10,000				11,224		12,007		12,364		12,078		15,165		13,513		14,181		15,753		16,387		19,992
C000112457
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderately Aggressive ETF Portfolio
Accumulated Value	10,000				11,221		11,989		12,327		12,037		15,088		13,431		14,088		15,632		16,250		19,801
C000112458
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderately Aggressive ETF Portfolio
Accumulated Value	10,000				11,194		11,941		12,245		11,921		14,913		13,246		13,850		15,342		15,907		19,340
C000158842
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderately Aggressive ETF Portfolio
Accumulated Value		10,000		9,199		10,290		10,980		11,290		11,037		13,708		12,279		12,792		14,185		14,797		18,065
C000097934
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate ETF Portfolio
Accumulated Value	10,000				11,092		11,788		12,221		12,156		14,897		13,382		13,998		15,391		16,256		19,093
C000097935
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate ETF Portfolio
Accumulated Value	10,000				11,066		11,723		12,120		12,039		14,711		13,176		13,788		15,088		15,900		18,641
C000112455
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate ETF Portfolio
Accumulated Value	10,000				11,060		11,704		12,093		11,992		14,648		13,100		13,702		14,974		15,767		18,456
C000112456
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate ETF Portfolio
Accumulated Value	10,000				11,032		11,648		11,989		11,861		14,450		12,901		13,434		14,669		15,402		17,991
C000158841
Account Value [Line Items]
Line Graph and Table Measure Name			TOPS Managed Risk Moderate ETF Portfolio
Accumulated Value		10,000		9,422		10,380		10,966		11,313		11,246		13,602		12,197		12,721		13,187		13,631		15,999
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,139		11,954		13,672		15,096		16,229		22,850		20,424		24,426		30,424		35,037		42,859
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000		10,139		11,954		13,672		15,096		16,229		22,850		20,424		24,426		30,424		35,037		42,859
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000				11,790		13,484		14,889		16,006		22,536		20,144		24,091		30,006		34,556		42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000				$ 11,790		$ 13,484		$ 14,889		$ 16,006		$ 22,536		$ 20,144		$ 24,091		$ 30,006		$ 34,556		$ 42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000		$ 10,139		$ 11,954		$ 13,672		$ 15,096		$ 16,229		$ 22,850		$ 20,424		$ 24,426		$ 30,424		$ 35,037		$ 42,859